Financial Instruments by Category - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 10, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets - Amortized cost
Cash and cash equivalents		R$ 311,156	R$ 43,287	R$ 102,231	R$ 160,967
Trade receivables		492,234	388,847
Other receivables		124	1,735
Liabilities - Amortized cost
Bonds and financing		793,341	1,640,947	1,658,467
Suppliers		279,454	223,658
Accounts Payable for business combination		48,055	10,941	R$ 10,708
Reverse factoring	[1]	110,513	94,930
Suppliers with related parties			207,174
Somos - Anglo (Predecessor)
Assets - Amortized cost
Cash and cash equivalents					160,967	R$ 165,689	R$ 82,792
Trade receivables						238,492	235,719
Other receivables						6,342	3,524
Liabilities - Amortized cost
Bonds and financing					1,633,300	1,207,164	483,731
Suppliers						228,515	220,723
Accounts Payable for business combination					R$ 10,589	10,203
Reverse factoring						99,685	98,320
Suppliers with related parties						231,190	226,887
Liabilities - Amortized cost [member]
Liabilities - Amortized cost
Liabilities - Amortized cost		1,281,203	2,184,501
Liabilities - Amortized cost [member] | Somos - Anglo (Predecessor)
Liabilities - Amortized cost
Liabilities - Amortized cost						1,677,072	931,341
Liabilities - Amortized cost [member] | Fair Value Hierarchy 2 [member]
Liabilities - Amortized cost
Bonds and financing		793,341	1,640,947
Accounts Payable for business combination		48,055	10,941
Reverse factoring		110,513	94,930
Suppliers with related parties			207,174
Liabilities - Amortized cost [member] | Fair Value Hierarchy 2 [member] | Somos - Anglo (Predecessor)
Liabilities - Amortized cost
Bonds and financing						1,207,164	483,731
Suppliers						128,830	122,403
Accounts Payable for business combination						10,203
Reverse factoring						99,685	98,320
Suppliers with related parties						231,190	226,887
Assets - Amortized cost [member]
Assets - Amortized cost
Assets - Amortized cost		1,296,686	473,815
Assets - Amortized cost [member] | Somos - Anglo (Predecessor)
Assets - Amortized cost
Assets - Amortized cost						410,523	322,035
Assets - Amortized cost [member] | Fair Value Hierarchy 1 [member]
Assets - Amortized cost
Cash and cash equivalents		311,156	43,287
Assets - Amortized cost [member] | Fair Value Hierarchy 1 [member] | Somos - Anglo (Predecessor)
Assets - Amortized cost
Cash and cash equivalents						165,689	82,792
Assets - Amortized cost [member] | Fair Value Hierarchy 2 [member]
Assets - Amortized cost
Trade receivables		492,234	388,847
Other receivables		R$ 124	R$ 1,735
Assets - Amortized cost [member] | Fair Value Hierarchy 2 [member] | Somos - Anglo (Predecessor)
Assets - Amortized cost
Trade receivables						238,492	235,719
Other receivables						R$ 6,342	R$ 3,524

[1]	Some of the Company’s domestic suppliers sell their products with extended payment terms and may subsequently transfer their receivables due by the Company to financial institutions without right of recourse, in a transaction characterized as “Reverse Factoring”. The Company charged interest over the payment term at a rate that is commensurate with its own credit risk.